Average Annual Total Returns{- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-11 - Fidelity Advisor® Global Equity Income Fund	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	MS159 Past 1 year	MS159 Past 5 years	MS159 Since Inception
Total	8.03%	9.34%	9.56%	[1]	May 02, 2012	7.55%	8.86%	8.93%	[1]	May 02, 2012	5.05%	7.33%	7.68%	[1]	May 02, 2012	10.36%	9.60%	9.58%	[1]	May 02, 2012	12.80%	9.82%	9.49%	[1]	May 02, 2012	14.92%	10.93%	10.59%	[1]	May 02, 2012	15.16%		13.41%	[1]	Oct. 02, 2018	16.68%	12.70%	10.73%	[1]

[1]	(a)From May 2, 2012 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.